Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%

Computers, software and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-33 (mainly 7)
Motor vehicles	15
Buildings	2-4

Schedule of useful life of intangible assets
Years
Customer relationship and backlog	1-15
Acquired technology	2-8
Brand names and patents	5-10

Schedule of financial statements
As of January 1, 2018
	As previously reported	The change	According to IFRS 15
Current Assets
Trade receivables	385,778	20	385,798
Prepaid expenses and other accounts receivable	44,904	629	45,533

Current Liabilities
Deferred revenues	58,905	(1,397)	57,508

Long-term Liabilities
Other long-term liabilities	7,244	231	7,475

Equity
Retained earnings	239,156	874	240,030
Non-controlling interests	413,720	941	414,661

As of December 31, 2018
	According to the previous accounting policy	The change	As presented in these financial statements
Current Assets
Trade receivables	439,685	1,783	441,468
Prepaid expenses and other accounts receivable	41,668	(1,271)	40,397

Long-term Assets
Prepaid expenses and other accounts receivable	21,475	1,646	23,121

Current Liabilities
Deferred revenues	64,062	(4,553)	59,509
Other accounts payable	53,707	262	53,969

Current Liabilities
Other long-term liabilities	8,628	106	8,734

Equity
Retained earnings	259,538	3,019	262,557
Non-controlling interests	434,443	3,324	437,767

Year ended December 31, 2018:
	According to the previous accounting policy	The change	As presented in these financial statements

Revenues	1,488,378	4,610	1,492,988
Selling, marketing, general and administrative expenses	182,527	(55)	182,472

Taxes on income	24,164	137	24,301
Net income attributable to equity holders of the Company	30,220	2,145	32,365
Net income attributable to non-controlling interests	42,647	2,383	45,030

Schedule of contracts with customers
	December 31,
	2018	2017
Trade receivables	$362,853	$322,325
Unbilled receivables	78,615	63,453
Long-term trade receivables(*)	3,932	950
Advances and deferred revenues	(59,509)	(58,905)
Long-term deferred revenues	(4,906)	(9,340)

(*)	Included in long-term prepaid expenses and other accounts receivable